Note 21 - Subsequent Events (Details Textual) - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-Term Line of Credit		$ 18,000	$ 18,000
Subsequent Event [Member] | Revolving Credit Facility [Member]
Repayments of Lines of Credit	$ 1,800
Long-Term Line of Credit	18,000
Subsequent Event [Member] | Sale Leaseback of Three Separate Locations [Member]
Sale and Leaseback Transaction, Gain (Loss), Net	$ 4,535